Supplement dated June 15, 2012*
Prospectus Form #
Product Name	National	New York
RiverSource Retirement Advisor Variable Annuity®	S-6467 T (4/12)	S-6471 P (4/12)

RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 R (4/12)	S-6410 M (4/12)

RiverSource Retirement Advisor Advantage® Plus Variable Annuity/RiverSource Retirement Advisor Select® Plus Variable Annuity	S-6273 R (4/12)	S-6362 M (4/12)

RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 K (4/12)	S-6504 K (4/12)

RiverSource® RAVA 5 Advantage®/RAVA 5 Select®/RAVA 5 Access®/Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 D (4/12)	140464 D (4/12)

RiverSource® RAVA 5 Advantage®/RAVA 5 Select®/RAVA 5 Access®/Variable Annuity (Offered for contract applications signed after April 30, 2012)	S-6515 A (4/12)	S-6517 A (4/12)

RiverSource® Variable Retirement & Combination Retirement Annuities	S-6154 AE (4/12)

RiverSource® Employee Benefit Annuity	S-6157 AE (4/12)

RiverSource® Flexible Annuity	S-6155 AF (4/12)	S-6175 AF (4/12)

RiverSource® Flexible Portfolio Annuity	S-6161 X (4/12)

RiverSource® Group Variable Annuity Contract	S-6156 Z (4/12)

RiverSource® Retirement Group Annuity Contract I	S-6611 A (4/12)

RiverSource® Retirement Group Annuity Contract II	S-6612 A (4/12)

RiverSource® AccessChoice Select Variable Annuity	273416 N (4/12)

RiverSource® Builder Select Variable Annuity	45303 N (4/12)

RiverSource® Endeavor Select Variable Annuity	273417 N (4/12)	273480 P (4/12)

RiverSource® FlexChoice Select Variable Annuity	45307 N (4/12)	274320 H (4/12)

RiverSource® Galaxy Premier Variable Annuity	45211 T (4/12)

RiverSource® Innovations Classic Select Variable Annuity	45312 M (4/12)

RiverSource® Innovations Select Variable Annuity	45304 N (4/12)	45313 T (4/12)

RiverSource® New Solutions Variable Annuity	240355 T (4/12)

RiverSource® Pinnacle Variable Annuity	44179 V (4/12)

RiverSource® Signature One Select Variable Annuity	45301 N (4/12)

RiverSource® Signature Select Variable Annuity	45300 N (4/12)

Evergreen New Solutions Select Variable Annuity	45308 M (4/12)

Evergreen Pathwayssm Select Variable Annuity	45309 M (4/12)

Wells Fargo Advantage Choicesm Select Variable Annuity	45305 M (4/12)

Wells Fargo Advantage® Select Variable Annuity	45302 M (4/12)

RiverSource® Innovations Variable Annuity	45273 T (4/12)

Evergreen Essentialsm Variable Annuity	45276 T (4/12)

Evergreen New Solutions Variable Annuity	45272 T (4/12)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6515-1 A (6/12)

* Valid until next prospectus update.

Supplement dated June 15, 2012*
Prospectus Form #
Product Name	National	New York
RiverSource® Innovations Classic Variable Annuity	45281 R (4/12)

Evergreen Privilegesm Variable Annuity	45277 N (4/12)

Evergreen Pathwayssm Variable Annuity	45275 N (4/12)

Wells Fargo Advantage Choicesm Variable Annuity	45270 N (4/12)

RiverSource® Signature One Variable Annuity	240192 W (4/12)

RiverSource® Signature Variable Annuity	43444 V (4/12)

RiverSource® FlexChoice Variable Annuity	45271 P (4/12)

Wells Fargo Advantage® Variable Annuity	44223 V (4/12)

Wells Fargo Advantage Builder® Variable Annuity	44224 V (4/12)

RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV — Estate Series	S-6418 P (4/12)	S-6419 R (4/12)

RiverSource® Variable Universal Life Insurance	S-6194 AN (4/12)	S-6171 AP (4/12)

RiverSource® Variable Universal Life Insurance III	S-6189 AE (4/12)

RiverSource Succession Select® Variable Life Insurance	S-6202 R (4/12)	S-6203 P (4/12)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your Prospectus or for future reference.

Effective on or about June 29, 2012, Columbia Variable Portfolio — Diversified Equity Income Fund (Class 2) and (Class 3) will change its name to Columbia Variable Portfolio — Dividend Opportunity Fund (Class 2) and (Class 3).

The following information will replace the current fund’s description in the table under “The Funds” section in the prospectuses that offer this fund as an underlying investment option:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio — Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio — Diversified Equity Income Fund (Class 2))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio — Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio — Diversified Equity Income Fund (Class 3))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Effective on or about June 29, 2012, Threadneedle International Limited, will no longer be the subadviser for Columbia Variable Portfolio — Emerging Markets Opportunity Fund (Class 2) and (Class 3).

Effective on or about Aug. 28, 2012, Columbia Variable Portfolio — Emerging Markets Opportunity Fund (Class 2) and (Class 3) will change its name to Columbia Variable Portfolio — Emerging Markets Fund (Class 2) and (Class 3).

Effective on or about Aug. 28, 2012, Columbia Variable Portfolio — Dynamic Equity Fund (Class 2) and (Class 3) will change its name to Columbia Variable Portfolio — Large Core Quantitative Fund (Class 2) and (Class 3).

The following information will replace the current funds’ description in the table under “The Funds” section in the prospectuses that offer these funds as underlying investment options:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio — Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio — Emerging Markets Opportunity Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio — Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio — Emerging Markets Opportunity Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio — Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio — Dynamic Equity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio — Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio — Dynamic Equity Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

S-6515-1 A (6/12)